SUBSEQUENT EVENTS (Details Narrative) - Series A Preferred Stock [Member] - shares		1 Months Ended
	Dec. 05, 2022	Oct. 25, 2022
Subsequent Event [Line Items]
Number of shares issued for services	1,112	6,667
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued for services		6,667